Income Taxes - Schedule of the Domestic and Foreign Components of Loss From Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ (64,690)	$ (89,525)
Foreign	2,543	1,338
Income (loss) before provision for income taxes	$ (62,147)	$ (88,187)